Equity	12 Months Ended
Dec. 31, 2023
Equity
Equity

21.      Equity

Share Capital

Shareholder’s	Class	December 31, 2023	% (i)	December 31, 2022	% (i)	December 31, 2021	% (i)
Bobsin Corp	B	9,578,220	22.92	9,578,220	22.95	9,578,220	22.95
Bobsin Corp	A	897,635	2.15	897,635	2,15	897,635	2.15
Oria Zenvia Co-investment Holdings, LP	B	7,119,930	17.04	3,178,880	7.62	3,178,880	7.62
Oria Zenvia Co-Investment Holdings II LP	B	-	-	3,941,050	9.44	3,941,050	9.44
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	B	4,329,105	10.36	4,329,105	10.37	4,329,105	10.37
Oria Tech Zenvia Co-investment – Fundo de Investimento em Participações Multiestratégia	A	-	-	27,108	0.06	27,108	0.06
Oria Tech 1 Inovação Fundo de Investimento em Participações	B	2,637,670	6.31	2,637,670	6.32	2,637,670	6.32
Twilio Inc.	A	3,846,153	9.20	3,846,153	9.21	3,846,153	9.21
D1 former shareholders	A	1,942,750	4.65	1,942,750	4.65	1,942,750	4.65
Sirena former shareholders	A	-	-	89,131	0.21	89,131	0.21
SenseData former shareholders	A	94,200	0.23	94,200	0.23	94,200	0.23
Movidesk former shareholders	A	315,820	0.76	315,820	0.76	315,820	0.76
Spectra I - Fundo de Investimento em Participações	A	39,940	0.10	39,940	0.10	39,940	0.10
Spectra II - Fundo de Investimento em Participações	A	159,770	0.38	159,770	0.38	159,770	0.38
Others	A	10,834,150	25.90	10,662,551	25.55	10,662,551	25.55
		41,795,343	100	41,739,983	100	41,739,983	100

On August 31, 2023, the Company issued 109,395 Class A common shares to certain key management as payment for providing services and 3,888 Class A common shares to certain key officers as part of the Company’s long-term incentive plans Nos. 2 and 3  equivalent to an amount of R$419.

On February 27, 2023, the Company issued Class A common shares to certain key officers and employees as part of the Company’s long-term incentive plans Nos. 2 and 3 equivalent to an amount of R$3,922.